Document And Entity Information	Jul. 22, 2025
Document Information [Line Items]
Entity, Registrant Name	Pillarstone Capital REIT
Document, Type	8-K
Document, Period End Date	Jul. 22, 2025
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-15409
Entity, Tax Identification Number	39-6594066
Entity, Address, Address Line One	9825 E Bell Rd.
Entity, Address, Address Line Two	Suite 130
Entity, Address, City or Town	Scottsdale
Entity, Address, State or Province	AZ
Entity, Address, Postal Zip Code	85260
City Area Code	281
Local Phone Number	747-9997
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000928953